EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
EARNINGS PER SHARE
Net income attributable to ordinary shareholders - basic | ¥		¥ 2,438	¥ 1,726
Eliminate the dilutive effect of interest expense of convertible senior notes | ¥		54	58
Net income attributable to ordinary shareholders - diluted | ¥		¥ 2,492	¥ 1,784
Weighted average ordinary shares outstanding - basic		3,069,285,390	3,138,594,148
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method		38,725,481	37,795,005
Dilutive effect of convertible senior notes		130,786,730	123,927,000
Weighted average ordinary shares outstanding - diluted		3,238,797,601	3,300,316,153
Basic earnings per share | (per share)	$ 0.11	¥ 0.79	¥ 0.55
Diluted earnings per share | (per share)	$ 0.11	¥ 0.77	¥ 0.54